Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic	$ 3,808,366	$ 32,034,825	$ 1,707,223
Foreign	0	0	0
Profit/(loss) before taxes	$ 3,808,366	$ 32,034,825	$ 1,707,223